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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                                REGISTRATION NO.
                                    811-07696


                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
            100 Court Avenue, Suite 600, Des Moines, Iowa 50309 (NAME
                        AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger                     John C. Miles, Esq.
Iowa Public Agency Investment Trust    Donald F. Burt, Esq.
1415 28Th Street, Suite 200            Cline, Williams, Wright, Johnson &
West Des Moines, Iowa 50266            Oldfather
                                       1900 U.s. Bank Building,
                                       233 S. 13Th Street
                                       Lincoln, Nebraska 68508


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

Date of fiscal year end:06/30/2004
Date of reporting period:09/30/2004

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

      PAR                                                         AMORTIZED
     VALUE                        DESCRIPTION                       COST

DISCOUNTED GOVERNMENT SECURITIES -- 5.40%
      $3,000,000 Federal Home Loan Mortgage Corporation,
                 Discount Note                                      $2,999,637
       3,000,000 Federal Home Loan Mortgage Corporation,
                 Discount Note                                       2,990,508
       3,000,000 Federal Home Loan Mortgage Corporation,
                 Discount Note                                       2,977,320
       3,000,000 Federal National Mortgage Association, Discount
                 Note                                                2,973,898
                                                                --------------
                 TOTAL (cost -- $11,941,362)                       $11,941,362
                                                                --------------

COUPON SECURITIES -- 17.96%
      $3,500,000 Federal Home Loan Bank, 3.625%                     $3,503,111
       2,095,000 Federal Home Loan Bank, 3.625%                      2,097,019
       3,000,000 Federal Home Loan Mortgage Corporation, 3.25%       3,006,372
       3,000,000 Federal Home Loan Bank, 4.125%                      3,011,197
       2,245,000 Federal Home Loan Bank, 2.00%                       2,247,096
       3,000,000 Federal Home Loan Bank, 2.125%                      3,006,128
       3,000,000 Federal National Mortgage Association, 1.875%       3,004,669
       3,217,000 Federal Home Loan Mortgage Corporation, 6.875%      3,270,454
       5,000,000 Federal Home Loan Mortgage Corporation, 6.875%      5,080,554
       2,325,000 Federal National Mortgage Association, 7.125%       2,373,037
       3,000,000 Federal National Mortgage Association, 7.125%       3,059,473
       3,000,000 Federal Home Loan Bank, 4.625%                      3,041,508
       3,000,000 Federal Home Loan Bank, 3.56%                       3,027,870
                                                                --------------
                 TOTAL (cost -- $39,728,488)                       $39,728,488
                                                                --------------

CERTIFICATES OF DEPOSIT -- 8.48%
        $500,000 Tri County Bank & Trust, Cascade                     $500,000
         500,000 Great River Bank & Trust, Princeton                   500,000
       1,000,000 Great River Bank & Trust, Princeton                 1,000,000
         900,000 First State Bank, Ida Grove                           900,000
         500,000 Farmers State Bank, Hawarden                          500,000
       1,000,000 Liberty Bank, West Des Moines                       1,000,000
         500,000 First Central State Bank, DeWitt                      500,000
         800,000 Exchange Bank, Collins                                800,000
         250,000 Ft. Madison Bank & Trust, Ft. Madison                 250,000
         250,000 Ft. Madison Bank & Trust, Ft. Madison                 250,000
         500,000 Ft. Madison Bank & Trust, Ft. Madison                 500,000
       1,000,000 Liberty Bank, West Des Moines                       1,000,000
       1,000,000 Premier Bank, Dubuque                               1,000,000
         250,000 Citizens Bank, Sac City                               250,000
         500,000 Premier Bank, Rock Valley                             500,000
         500,000 Farmers State Bank, Hawarden                          500,000
         500,000 Premier Bank, Rock Valley                             500,000

       1,000,000 St. Ansgar State Bank, St. Ansgar                   1,000,000
         100,000 Maxwell State Bank, Maxwell                           100,000
       1,000,000 First American Bank, Ames                           1,000,000
         250,000 Citizens Bank, Sac City                               250,000
         500,000 Ft. Madison Bank & Trust, Ft. Madison                 500,000
         250,000 Maquoketa State Bank, Maquoketa                       250,000
         200,000 Maxwell State Bank, Maxwell                           200,000
         500,000 Ft. Madison Bank & Trust, Ft. Madison                 500,000
         500,000 First American Bank, Ames                             500,000
         250,000 Citizens Bank, Sac City                               250,000
       1,000,000 American Bank, LeMars                               1,000,000
         250,000 Citizens Bank, Sac City                               250,000
       1,500,000 Union State Bank, Winterset                         1,500,000
       1,000,000 American Bank, LeMars                               1,000,000
                                                                --------------
                 TOTAL (cost -- $18,750,000)                       $18,750,000
                                                                --------------


     $52,359,000 Bear, Stearns & Company Inc.                      $52,359,000
      50,000,000 Seattle-Northwest Securities Corporation           50,000,000
      48,000,000 UBS Securities LLC                                 48,000,000
                                                                --------------
                 TOTAL (cost -- $150,359,000)                     $150,359,000
                                                                --------------

TOTAL INVESTMENTS -- 99.83% (cost -- $220,778,850)                $220,778,850
                                                                ==============

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
SEPTEMBER 30, 2004
------------------------------------------------------------------------------


      PAR                                                         AMORTIZED
     VALUE                        DESCRIPTION                       COST

DISCOUNTED GOVERNMENT SECURITIES -- 20.15%
      $1,000,000 United States Treasury Bill                          $999,832
       1,000,000 United States Treasury Bill                           998,687
         325,000 Israel Government Trust Certificate                   324,427
       1,000,000 Israel Government Trust Certificate                   998,508
       1,000,000 United States Treasury Bill                           997,087
       1,000,000 United States Treasury Bill                           995,291
       1,000,000 United States Treasury Bill                           992,741
                                                                --------------
                 TOTAL (cost -- $6,306,573)                         $6,306,573
                                                                --------------

COUPON SECURITIES -- 24.10%
      $1,000,000 United States Treasury, 2.125%                     $1,000,902
       1,000,000 United States Treasury, 5.875%                      1,005,446
       1,000,000 United States Treasury, 1.75%                       1,001,777
       1,000,000 United States Treasury, 1.625%                      1,001,413
       1,000,000 United States Treasury, 7.50%                       1,021,953
       1,000,000 United States Treasury, 1.625%                        998,740
       1,000,000 United States Treasury, 1.625%                        998,185
         500,000 United States Treasury, 6.50%                         514,059
                                                                --------------
                 TOTAL (cost -- $7,542,475)                         $7,542,475
                                                                --------------


      $7,000,000 Bear, Stearns & Company Inc.                       $7,000,000
       5,416,000 Merrill Lynch                                       5,416,000
       5,000,000 UBS Securities LLC                                  5,000,000
                                                                --------------
                 TOTAL (cost -- $17,416,000)                       $17,416,000
                                                                --------------

TOTAL INVESTMENTS -- 99.90% (cost -- $31,265,048)                  $31,265,048
                                                                ==============

ITEM 2.  CONTROLS AND PROCEDURES.

(A) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of December 17, 2004, a date within 90 days of the filing date of this report.

(B) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

(A) A certification from the Chief Executive Officer and the Chief Financial Officer is attached as Exhibit A.




SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST


By /s/ Donald W. Kerker
-----------------------------------

Donald W. Kerker, Chair and Trustee


Date: December 17, 2004


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Lynn Maaske
------------------------------------
Lynn Maaske, Chief Executive Officer, December 17, 2004



/s/ Amy Mitchell
------------------------------------
Amy Mitchell, Chief Financial Officer, December 17, 2004